Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current tax expense:
Federal	$ 6,007	$ 2,938
State	1,026	984
Total	7,033	3,922
Deferred tax benefit	(190)	1,789
Income tax expense	6,843	5,711
Deferred tax assets:
Allowance for loan losses	6,068	6,849
Depreciation	280	349
SERP	1,343	1,271
Capitalized OREO expense	1,894	1,984
OTTI write down on securities	65	65
Nonaccrued interest	2,048	952
Partnership Income	71	0
Unrealized gain	110	0
Deferred tax assets	11,879	11,470
Deferred tax liabilities:
Deferred loan costs	(951)	(842)
Unrealized loss	0	(110)
Deferred tax liabilities	(951)	(952)
Net deferred tax asset	10,928	10,518
Reconciliation of effective income tax rate with statutory federal rate [Abstract]
At Federal statutory rate	6,387	6,128
Adjustments resulting from:
State income taxes, net of Federal tax benefit	854	675
Noncontrolling interest	(423)	(625)
Tax exempt income	(31)	(31)
BOLI	(121)	(122)
Nondeductible expenses	4	5
Other	173	(319)
Income tax expense	$ 6,843	$ 5,711